RELATED PARTY TRANSACTION - Related party amount balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTION
Related party credit term	1 month
Amount due from related parties	$ 504	$ 421	$ 1,107
Prepayment for investment	1,009	910
Accrued expenses and other current liabilities	232	16
Allegiance (Clementi) Pte Ltd
RELATED PARTY TRANSACTION
Amount due from related parties	222	171	129
Accrued expenses and other current liabilities	3
Allegiance (Jurong East) Pte Ltd
RELATED PARTY TRANSACTION
Amount due from related parties	224	176	135
Mulberry Learning Centre @ CBP Pte Ltd
RELATED PARTY TRANSACTION
Amount due from related parties		27	2
Accrued expenses and other current liabilities		11
Mulberry Learning Centre Central Pte Ltd
RELATED PARTY TRANSACTION
Amount due from related parties			$ 841
Prepayment for investment	1,009	910
Accrued expenses and other current liabilities	229	5
Strategic Eduhub Pte Ltd
RELATED PARTY TRANSACTION
Amount due from related parties	49	$ 47
The Sunbird Child Development Centre Pte Ltd
RELATED PARTY TRANSACTION
Amount due from related parties	$ 9